Income tax and deferred taxes - Current and Deferred Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax (expense) benefit
Current tax expense	$ (2,002,564)	$ (279,105)	$ (97,374)
Adjustments to prior year current income tax (expense) benefit	(626)	2,326	(1,901)
Current income tax expense, net, total	(2,003,190)	(276,779)	(99,275)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	427,680	28,445	26,219
Tax adjustments related to the creation and reversal of temporary differences from the previous year	3,298	(682)	2,877
Total deferred tax benefits, net	430,978	27,763	29,096
Income tax expense	$ (1,572,212)	$ (249,016)	$ (70,179)